Reconciliation of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
United States statutory income tax provision	$ 76.8	$ 88.9	$ 72.1
Income and losses for which no provision or benefit has been recognized	13.5	7.0	21.8
Foreign rate differential and other foreign tax expense	(23.0)	(32.2)	(16.8)
Income tax withholdings	15.4	20.3	16.7
Permanent items	4.0	4.0	4.2
Enacted rate changes	8.9	9.0	8.4
Change in uncertain tax positions	4.4	4.5	6.1
Change in valuation allowances due to changes in judgment	(0.5)		(15.2)
Income tax credits, U.S.		(4.0)	(4.2)
Tax audit matters			(28.3)
Other	(0.2)	(0.2)
Provision for income taxes	$ 99.3	$ 97.3	$ 64.8